Allowance for Credit Losses	12 Months Ended
Dec. 31, 2020
Allowance For Credit Loss [Abstract]
Allowance for Credit Losses

(6) Allowance for Credit Losses

The Company’s allowance for credit losses is estimated based on historical losses, current economic conditions, and ongoing review of the credit worthiness, but not limited to, each lessee’s payment history, lessee credit ratings, management’s current assessment of each lessee’s financial condition and the recoverability.

Accounts Receivable

The Company maintains allowances, if necessary, for doubtful accounts against accounts receivables resulting from the inability of its lessees to make required payments related to billed amounts under the operating leases, finance leases, container leaseback financing receivable, sales of owned fleet containers and trading containers. The allowance for credit losses included in accounts receivable, net, amounted to $2,663 and $6,299 as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company does not have an allowance for credit losses related to the billed amounts under the container leaseback financing receivable and does not have any past due balances relating to such transactions. As of December 31, 2020 and 2019, the allowance for credit losses related to the billed amounts under the finance leases and included in accounts receivable, net, amounted to $735 and $675, respectively.

Net Investment in Finance Leases and Container Leaseback Financing Receivable

The Company maintains allowances for credit losses against net investment in finance leases and container leaseback financing receivable related to unbilled amounts under the finance leases and the sales-type leaseback arrangements accounted for as financing receivable. The allowance for credit losses related to unbilled amounts under finance leases and included in net investment in finance leases, net, amounted to $1,333 as of December 31, 2020. The allowance for credit losses related to unbilled amounts under the financing arrangements and included in container leaseback financing receivable, net, amounted to $424 as of December 31, 2020.

The Company evaluates its exposure by portfolio with similar risk characteristics based on the credit worthiness, external credit data and overall credit quality of its lessees. As of December 31, 2020, the Company’s net investment in finance leases and container leaseback financing receivable are primarily comprised of the largest shipping lines under “Tier 1” risk rating which represented 86.4% and 89.7%, respectively, of the Company’s portfolio (see Note (f) “Nature of Business and Summary of Significant Accounting Policies” for description of internal risk ratings).

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of December 31, 2020:

	Year Ended December 31, 2020	2019	2018	2017	2016	Prior	Total
Tier 1	$571,226	$111,206	$35,580	$7,221	$—	$36,625	$761,858
Tier 2	40,657	37,176	21,164	53	5,153	3,505	107,708
Tier 3	2,624	7,145	1,132	—	42	784	11,727
Net investment in finance leases	$614,507	$155,527	$57,876	$7,274	$5,195	$40,914	$881,293

Tier 1	$113,383	$213,386	$—	$—	$—	$—	$326,769
Tier 2	—	37,523	—	—	—	—	37,523
Tier 3	—	—	—	—	—	—	—
Container leaseback financing receivable	$113,383	$250,909	$—	$—	$—	$—	$364,292

Allowance for Credit Losses

Subsequent changes in the estimated allowance for credit losses are recognized in “bad debt expense, net” in the consolidated statements of operations. Subsequent changes in the estimated allowance for credit losses relating to the accounts receivable from managed container fleet are recognized in “distribution expense to managed fleet container investors” in the consolidated statements of operations (See Note 3 “Managed Container Fleet” for further information). The changes in the carrying amount of the allowance for credit losses during the year ended December 31, 2020 are as follows:

	Accounts Receivable	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total Allowance for Credit Losses
Balance as of December 31, 2019	$6,299	$—	$—	$6,299
Impact of adopting ASU 2016-13 on January 1, 2020	—	636	256	892
Additions charged to expense (recovery), net	(3,149)	697	168	(2,284)
Write-offs	(487)	—	—	(487)
Balance as of December 31, 2020	$2,663	$1,333	$424	$4,420